CONSOLIDATED STATEMENTS OF INCOME OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF INCOME OR LOSS
Net product sales ($33,528, $48,860 and $47,514 sold to related parties for the years ended December 31, 2025, 2024 and 2023)	$ 765,736	$ 650,935	$ 576,354
Cost of products sold ($34,038, $30,088 and $27,288 purchased from related parties for the years ended December 31, 2025, 2024 and 2023)	620,273	541,751	472,603
Gross profit	145,463	109,184	103,751
Net gain on other sales	3,581	4,303	5,788
Operating expenses:
Selling expenses	20,692	17,855	15,610
General and administrative expenses	29,660	27,728	25,503
Research and development expenses	45,061	27,649	29,181
Total operating expenses	95,413	73,232	70,294
Operating income	53,631	40,255	39,245
Other income, net	7,109	5,776	5,345
Interest expense	(1,702)	(1,813)	(1,021)
Financial income/(expense), net	2,362	(87)	4,666
Income before income tax expenses and equity in earnings of affiliated companies	61,400	44,131	48,235
Less: Income taxes	11,576	5,892	5,137
Add: Equity in earnings of affiliated companies	2,088	(340)	(360)
Net income	51,912	37,899	42,738
Net income attributable to non-controlling interest	9,074	7,897	5,050
Accretion to redemption value of redeemable non-controlling interests		(23)	(30)
Net income attributable to parent company's common shareholders	$ 42,838	$ 29,979	$ 37,658
Net income attributable to parent company's common shareholders per share -
Basic (in dollars per share)	$ 1.42	$ 0.99	$ 1.25
Diluted (in dollars per share)	$ 1.42	$ 0.99	$ 1.25
Weighted average number of common shares outstanding -
Basic (in shares)	30,170,702	30,184,513	30,185,702
Diluted (in shares)	30,170,702	30,184,513	30,189,421